UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:       811-21072

Exact name of registrant
  as specified in charger:                World Insurance Trust

Address of principal
  executive offices:                      8730 Stony Point Parkway, Suite 205
                                          Richmond, VA 23235

Name and address
  of agent for service:                   Thomas S. Harman
                                          Morgan, Lewis, Bockius
                                          1111 Pennsylvania Avenue, Northwest
                                          Washington, D.C. 20004



Registrant's telephone number,
      including area code:                (888) 826-2520

Date of fiscal year end:                  December 31st

Date of reporting period:                 June 30th


Item #1.  Reports to Stockholders.

CSI EQUITY PORTFOLIO

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2007 and held for the six months ended June 30, 2007.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the year. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Year" to estimate the expenses you paid on your account during this year.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                Expenses Paid
                                                               During Period*
                              Beginning Account Ending Account January 1, 2007
                                    Value           Value          through
                                January 1, 2007  June 30, 2007  June 30, 2007
  ----------------------------------------------------------------------------
  Actual                          $1,000.00       $1,025.02         $6.59
  ----------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)     $1,000.00       $1,018.75         $6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 day in the current year.

CSI Equity Portfolio

B. Portfolio Holdings, by Sector, as Percentage of Net Assets

                            CSI EQUITY PORTFOLIO
        PORTFOLIO HOLDINGS BY SECTOR, AS PERCENTAGE OF NET ASSETS
                         AS OF 6/30/07 (unaudited)

                                [CHART]

Banking                                                         11.90%
Beverages                                                        1.70%
Computer and Peripherals                                         1.86%
Computer Software/Services                                       5.41%
Drug & Medical                                                   8.59%
Electronics/Equipment                                            8.97%
Financial                                                        3.49%
Food                                                             5.17%
Household                                                        3.36%
Manufacturing                                                    5.30%
Materials                                                        1.89%
Multi-Media                                                      1.72%
Oil                                                             11.17%
Retail                                                           8.89%
Telecommunications                                               7.55%
Transportation                                                   7.07%
Utilities                                                        3.60%


CSI Equity Portfolio

                             CSI EQUITY PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 June 30, 2007
                                  (Unaudited)

       Number
       of                                               % of
       Shares Description                         Net Assets Market Value
       ------ -----------                         ---------- ------------

              Common Stocks:                        97.64%

              Banking:                              11.90%
       19,100 Banco De Santander ADR                         $    351,058
        7,000 Bank America                                        342,230
        8,350 Danske Bank AS                                      335,253
        5,650 DBS Group Holdings ADR                              336,906
        3,800 HSBC Holdings ADR                                   348,726
        6,600 Wachovia Corp.                                      338,250
       10,000 Wells Fargo & Co.                                   351,700
                                                             ------------
                                                                2,404,123
                                                             ------------

              Beverages:                             1.70%
        5,300 Pepsico Inc.                                        343,705
                                                             ------------

              Computer and Peripherals:              1.86%
       13,500 Cisco Systems, Inc.*                                375,975
                                                             ------------

              Computer Software/Services:            5.41%
        7,400 Infosys Technologies Limited-SP ADR                 372,812
       11,800 Microsoft Corp.                                     347,746
        7,300 SAP ADR                                             372,811
                                                             ------------
                                                                1,093,369
                                                             ------------

              Drug and Medical:                      8.59%
        6,500 Abbott Laboratories                                 348,075
        5,650 Johnson & Johnson                                   348,153
        6,300 Novartis AG                                         353,241
       13,400 Pfizer Inc.                                         342,638
        4,300 Wellpoint Health Net*                               343,269
                                                             ------------
                                                                1,735,376
                                                             ------------

              Electronics/Equipment:                 8.97%
        6,100 Canon Inc. ADR                                      357,704
        7,450 Emerson Electric Co.                                348,660

CSI Equity Portfolio

       Number
       of                                              % of
       Shares Description                        Net Assets Market Value
       ------ -----------                        ---------- ------------

              Electronics/Equipment (continued):
        9,500 General Electric Corp.                         $  363,660
       16,400 Intel Corp.                                       389,664
        6,800 Medtronic Inc.                                    352,648
                                                             ----------
                                                              1,812,336
                                                             ----------

              Financial:                            3.49%
        4,900 American International                            343,147
        5,300 State Street Corp                                 362,520
                                                             ----------
                                                                705,667
                                                             ----------

              Food:                                 5.17%
        4,200 Diageo PLC ADR                                    349,902
        3,700 Nestle S.A. ADR                                   351,705
        6,200 William Wrigley Jr. Company                       342,922
                                                             ----------
            .                                                 1,044,529
                                                             ----------

              Household:                            3.36%
        1,300 Kao Corporation ADR                               335,803
        5,600 Proctor & Gamble                                  342,664
                                                             ----------
                                                                678,467
                                                             ----------

              Manufacturing:                        5.30%
        6,950 Dupont EI                                         353,338
        4,100 3M Co.                                            355,839
        5,100 United Technologies                               361,743
                                                             ----------
                                                              1,070,920
                                                             ----------

              Materials:                            1.89%
        6,400 BHP Billiton LTD ADR                              382,400
                                                             ----------

              Multi-Media:                          1.72%
       10,200 Walt Disney Co.                                   348,228
                                                             ----------

              Oil:                                 11.17%
        3,000 BASF AG - ADR                                     392,130
        5,300 BP PLC - Spons ADR                                382,342
        4,350 Chevron Corp.                                     366,444
        4,500 Conocophillips                                    353,250

CSI Equity Portfolio

            Number
            of                                    % of
            Shares Description              Net Assets Market Value
            ------ -----------              ---------- ------------

                   Oil (continued):
             4,500 Schlumberger Ltd.                   $   382,230
             4,700 Total Fina ADR                          380,606
                                                       -----------
                 .                                       2,257,002
                                                       -----------

                   Retail:                     8.89%
             6,300 Costco Wholesale                        368,676
             9,300 Home Depot Inc.                         365,955
             6,500 Nike, Inc. Class B                      378,885
            14,600 Staples, Inc.                           346,458
             7,000 Walmart                                 336,770
                                                       -----------
                                                         1,796,744
                                                       -----------

                   Telecommunications:         7.55%
             9,200 AT&T Inc.                               381,432
             7,650 China Telecom Ltd ADR                   412,335
             9,500 Ericsson (LM) Tel-SP ADR                378,955
             7,100 Hutchison Whampoa ADR                   352,598
                                                       -----------
                                                         1,525,320
                                                       -----------

                   Transportation:             7.07%
             3,250 Fedex Corporation                       360,652
             5,700 Harley-Davidson                         339,777
             3,200 Johnson Controls Inc.                   370,464
             2,850 Toyota Motor ADR                        358,758
                                                       -----------
                                                         1,429,651
                                                       -----------

                   Utilities:                  3.60%
             6,900 EON AG ADR                              383,916
             6,050 FPL Group                               343,277
                                                       -----------
                                                           727,193
                                                       -----------

                   Total Investments:
                   (Cost: $15,260,151)        97.64%   $19,731,005
                   Other assets, net           2.36%       476,404
                                             -------   -----------
                   Net Assets                100.00%   $20,207,409
                                             =======   ===========

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements


CSI Equity Portfolio

CSI EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)

ASSETS
  Investments at value (identified cost of $15,260,151) (Note 1)                                    $19,731,005
  Cash                                                                                                  842,805
  Receivable for capital stock sold                                                                       2,209
  Dividends receivable                                                                                   13,314
  Interest receivable                                                                                     8,326
  Prepaid expenses                                                                                        2,420
                                                                                                   ------------
    Total assets                                                                                     20,600,079
                                                                                                   ------------
LIABILITIES
  Payable for securities purchased                                                                      374,688
  Payable for capital stock redeemed                                                                        387
  Accrued investment management fees                                                                     15,305
  Accrued expenses                                                                                        2,290
                                                                                                   ------------
    Total liabilities                                                                                   392,670
                                                                                                   ------------
NET ASSETS                                                                                         $ 20,207,409
                                                                                                   ============
Net Assets Consist of:
  Paid-in-capital applicable to 1,203,990 no par value shares of beneficial interest outstanding;
   50,000,000 shares authorized                                                                     $13,858,680
  Undistributed net investment income (loss)                                                            125,042
  Accumulated net realized gain (loss) on investments                                                 1,752,833
  Net unrealized appreciation on investments                                                          4,470,854
                                                                                                   ------------
NET ASSETS                                                                                         $ 20,207,409
                                                                                                   ============
NET ASSET VALUE PER SHARE
 ($20,207,409/1,203,990 shares outstanding)                                                        $      16.78
                                                                                                   ============

See Notes to Financial Statements

CSI Equity Portfolio

CSI EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)


INVESTMENT INCOME
Income
 Dividends                                                                      $  244,273
 Interest                                                                           28,385
                                                                                ----------
   Total investment income                                                         272,658
                                                                                ----------
EXPENSES
 Investment advisory fees (Note 2)                                                 117,482
 Accounting fees (Note 2)                                                            5,918
 Custody fees                                                                        2,284
 Administrative services (Note 2)                                                   11,811
 Transfer agent fees (Note 2)                                                        3,744
 Legal and audit fees                                                                9,836
 Directors fees                                                                      5,987
 Compliance fees                                                                     1,476
 Shareholder services & reports (Note 2)                                             3,278
 Miscellaneous                                                                      11,484
                                                                                ----------
   Total expenses                                                                  173,300
                                                                                ----------
 Management fee waivers (Note 2)                                                   (25,684)
                                                                                ----------
   Net expenses                                                                    147,616
                                                                                ----------
Net investment income                                                              125,042
                                                                                ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments                                         1,752,833
 Net increase (decrease) in unrealized appreciation/depreciation on investments   (723,368)
                                                                                ----------
 Net realized and unrealized gain on investments                                 1,029,465
                                                                                ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                          $1,154,507
                                                                                ==========

See Notes to Financial Statements


CSI Equity Portfolio

CSI EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                   Six months ended
                                                                    June 30, 2007      Year ended
                                                                     (unaudited)    December 31, 2006
                                                                   ---------------- -----------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income                                               $   125,042       $   167,819
 Net realized gain on investments                                      1,752,833            38,830
 Change in unrealized appreciation on investments                       (723,368)        2,927,988
                                                                     -----------       -----------
 Increase in net assets from operations                                1,154,507         3,134,637
                                                                     -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income                                                        --          (174,267)
 Net realized gains                                                           --           (38,832)
 Net return of capital                                                        --           (66,450)
                                                                     -----------       -----------
 Decrease in net assets from distributions                                    --          (279,549)
                                                                     -----------       -----------
CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold                                                           3,668,827         5,418,871
 Distributions reinvested                                                     --           279,603
 Shares redeemed                                                      (7,146,353)       (1,754,737)
                                                                     -----------       -----------
 Increase (decrease) in net assets from capital share transactions    (3,477,526)        3,943,737
                                                                     -----------       -----------
NET ASSETS
 Increase during period                                               (2,323,019)        6,798,825
 Beginning of period                                                  22,530,428        15,731,603
                                                                     -----------       -----------
End of period (including undistributed net investment income of
  $125,042 and $0, respectively)                                     $20,207,409       $22,530,428
                                                                     ===========       ===========

See Notes to Financial Statements

CSI Equity Portfolio

CSI EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD


                                  Six months ended      Years ended December 31,
                                   June 30, 2007   ----------------------------------     Period ended
                                    (unaudited)      2006     2005     2004     2003   December 31, 2002*
                                  ---------------- -------  -------  -------  -------  ------------------
Net Asset Value beginning of
 period                               $ 16.00      $ 13.74  $ 13.42  $ 12.36  $  9.93       $ 10.00
                                      -------      -------  -------  -------  -------       -------
Investment activities
  Net investment income (loss)           0.10         0.12     0.08     0.05     0.03         (0.00)/1/
  Net realized and unrealized
   gain (loss) on investments            0.68         2.34     0.58     1.27     2.47         (0.07)
                                      -------      -------  -------  -------  -------       -------
Total from investment activities         0.78         2.46     0.66     1.32     2.50         (0.07)
                                      -------      -------  -------  -------  -------       -------
Distributions
  Net investment income                    --        (0.12)   (0.08)   (0.08)   (0.02)           --
  Net realized gain                        --        (0.03)   (0.26)   (0.18)   (0.05)           --
  Net return of capital                    --        (0.05)      --       --       --            --
                                      -------      -------  -------  -------  -------       -------
Total distributions                        --        (0.20)   (0.34)   (0.26)   (0.07)           --
                                      -------      -------  -------  -------  -------       -------
Net Asset Value end of period         $ 16.78      $ 16.00  $ 13.74  $ 13.42  $ 12.36       $  9.93
                                      =======      =======  =======  =======  =======       =======

Ratios/Supplemental Data
Total Return                           12.50%       17.91%    4.90%   10.64%   25.22%        (0.70%)
                                      =======      =======  =======  =======  =======       =======
Ratio to average net assets/(A)/
  Expenses/(B)/                         1.25%**      1.25%    1.25%    1.25%    1.25%         1.25%**
  Net investment income (loss)          1.06%**      0.91%    0.70%    0.67%    0.31%        (0.14%)**
Portfolio turnover rate                20.15%        6.07%   16.43%    8.91%   24.23%         1.29%
Net assets, end of period (000's)     $20,207      $22,530  $15,732  $11,092  $ 8,042       $ 2,032

 * Commencement of operation was September 20, 2002.
** Annualized
/1/   Less than one cent per share.

/(A)/ Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.23% for the six months ended June 30, 2007, 0.29% for the year ended December 31, 2006, 0.53% for the year ended December 31, 2005, 0.71% for the year ended December 31, 2004, 1.17% for the year ended December 31, 2003 and by 20.8% for the period ended
December 31, 2002.

/(B)/ Expense ratio-net reflects the effect of the management fee waivers and reimbursement of expenses.

See Notes to Financial Statements


CSI Equity Portfolio

CSI EQUITY PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The CSI Equity Portfolio (the "Fund") is a series of The World Insurance Trust (the "Trust") which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The Fund was established in September 2002 as a series of the Trust. Shares of the CSI Equity Portfolio are not sold to individual investors, and are only offered to various life insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies.

The objective of the Fund is to seek to achieve growth of capital by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into common stock and warrants.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation. The Fund's securities are valued at current market prices. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trust's Board of Trustees. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees. Depositary receipts are valued at the closing price unless the Trust is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

CSI Equity Portfolio

On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER AFFILIATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI"), provides investment advisory services for an annual fee of 0.65% of the average daily net assets of the Fund. Certain administrative and shareholder services are the responsibility of the Advisor and are sub-contracted to a third party service provider for an annual fee of up to 0.35% of the average daily net assets of the Fund. For the six months ended June 30, 2007, CSI earned $117,482 in advisory fees, of which $25,684 was waived.

The Advisor and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 1.25% of average daily net assets through December 31, 2007. For the six months ended June 30, 2007, the Advisor waived fees of $25,684.

CSI Equity Portfolio

The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of June 30, 2007 was $214,315 and expires as follows:

                             Year Expiring  Amount
                             ------------- --------
                                 2007      $ 64,976
                                 2008        69,116
                                 2009        54,539
                                 2010        25,684
                                           --------
                                           $214,315
                                           ========

Commonwealth Shareholder Services, Inc. ("CSS") , the administrative agent for the Fund, received $11,811 for its services for the six months ended June 30, 2007. Additionally the Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $3,278 of shareholder services and reports expense incurred, CSS received $500, for these services.

Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $3,744 for its services for the six months ended June 30, 2007.

Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA received $5,918 for its services for the six months ended June 30, 2007.

Certain officers and/or an interested Trustee of the Fund are also officers and/or directors of CSI, CSS, CFA and FSI.

NOTE 3 - INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term notes for the six months ended June 30, 2007, were $4,461,241 and $6,970,623, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses. The following distributions were made to shareholders:

CSI Equity Portfolio

                                           Year ended        Year ended
                                        December 31, 2006 December 31, 2005
                                        -----------------------------------
    Ordinary income distribution            $174,267          $ 84,837
    Long term capital gain distribution       38,832           294,571
    Return-of-capital distribution            66,450                --
                                            --------          --------
    Total distributions                     $279,549          $379,408
                                            ========          ========

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation (depreciation) on
  investments                                 $5,194,222
                                              ==========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

Capital stock transactions for the fund were:

                                Six months ended
                                 June 30, 2007            Year ended
                                  (unaudited)         December 31, 2006
                             ---------------------------------------------
                              Shares      Value      Shares      Value
                             ---------------------------------------------
     Shares sold              222,311  $ 3,668,827   365,718  $ 5,418,871
     Shares reinvested             --           --    17,399      279,603
     Shares redeemed         (426,469)  (7,146,353) (120,050)  (1,754,737)
                             --------  -----------  --------  -----------
     Net increase (decrease) (204,158) $(3,477,526)  263,067  $ 3,943,737
                             ========  ===========  ========  ===========

CSI Equity Portfolio

CSI EQUITY PORTFOLIO
SUPPLEMENTAL INFORMATION (Unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

LONG TERM CAPITAL GAINS DIVIDENDS

The Fund designated Long-Term Capital Gain dividends of $38,832 pursuant to
Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2006.

CSI Equity Portfolio

Investment Adviser:

   CSI Capital Management, Inc.
     600 C California Street, 18th Floor
     San Francisco, California 94108

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity Portfolio's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free


                      Semi-Annual Report to Shareholders



                             CSI EQUITY PORTFOLIO

      A series of The World Insurance Trust A "Series" Investment Company

                           For the Six Months Ended
                                 June 30, 2007
                                  (unaudited)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable when filing a semi-annual report to shareholders.


ITEM 6.       SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Code of ethics. Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Executive Officer

Date: September 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Karen Shupe
      ---------------------
      Karen Shupe
      Principal Financial Officer

Date: September 10, 2007